Supplemental Financial Statement Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended						0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Hydrogenics [Member]	Mar. 31, 2013 Hydrogenics [Member]	Dec. 31, 2013 Hydrogenics [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Hydrogenics [Member]	Dec. 31, 2012 Successor [Member] Hydrogenics [Member]	Dec. 31, 2011 Successor [Member] Hydrogenics [Member]	Jan. 14, 2011 Predecessor [Member]	Jan. 14, 2011 Predecessor [Member] Hydrogenics [Member]
Schedule of Equity Method Investment and Property Plant and Equipment [Line Items]
Equity method investment held by company						24.30%		24.90%				24.90%	28.40%
Number of shares owned						2.2
Carrying value of equity method investments	$ 2.5		$ 3.1	$ 4.5
Share of losses in equity method investments						0.6	0.9					1.4	3.4	2.5		0
Impairment related to the planned termination of equity method investments							0.8					0.8	2.6
Depreciation expense	11.7	13.7							55.2	69.5	79.2				2.8
Interest capitalized			$ 0	$ 0	$ 0